Consolidated Statements of Shareholders’ Equity (OneMain Holdings, Inc) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	OneMain Holdings, Inc. Shareholders' Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2013	$ 1,000,000	$ 524,000,000	$ 28,000,000	$ 1,065,000,000	$ 1,618,000,000	$ 383,000,000	$ 2,001,000,000
Share-based compensation expense, net of forfeitures		6,000,000			6,000,000		6,000,000
Withholding tax on vested restricted stock units (“RSUs”) and performance-based RSUs (“PRSUs”)		(1,000,000)			(1,000,000)		(1,000,000)
Distributions declared to joint venture partners						(638,000,000)	(638,000,000)
Other comprehensive income (loss)			(25,000,000)		(25,000,000)		(25,000,000)
Net income (loss)				463,000,000	463,000,000	126,000,000	589,000,000
Balance at Dec. 31, 2014	1,000,000	529,000,000	3,000,000	1,528,000,000	2,061,000,000	(129,000,000)	1,932,000,000
Sale of common stock, net of offering costs	4,326	976,000,000			976,000,000		976,000,000
Non-cash incentive compensation from Initial Stockholder		15,000,000			15,000,000		15,000,000
Share-based compensation expense, net of forfeitures		15,000,000			15,000,000		15,000,000
Excess tax benefit from share-based compensation		3,000,000			3,000,000		3,000,000
Withholding tax on vested restricted stock units (“RSUs”) and performance-based RSUs (“PRSUs”)		(5,000,000)			(5,000,000)		(5,000,000)
Distributions declared to joint venture partners						(77,000,000)	(77,000,000)
Other comprehensive income (loss)			(36,000,000)		(36,000,000)		(36,000,000)
Net income (loss)				(220,000,000)	(220,000,000)	127,000,000	(93,000,000)
Balance at Dec. 31, 2015	1,000,000	1,533,000,000	(33,000,000)	1,308,000,000	2,809,000,000	(79,000,000)	2,730,000,000
Sale of common stock, net of offering costs	3,867	3,863,321					3,867,188
Share-based compensation expense, net of forfeitures		22,000,000			22,000,000		22,000,000
Withholding tax on vested restricted stock units (“RSUs”) and performance-based RSUs (“PRSUs”)		(7,000,000)			(7,000,000)		(7,000,000)
Distributions declared to joint venture partners						(18,000,000)	(18,000,000)
Sale of equity interests in SpringCastle joint venture						69,000,000	69,000,000
Other comprehensive income (loss)			27,000,000		27,000,000		27,000,000
Net income (loss)				215,000,000	215,000,000	28,000,000	243,000,000
Balance at Dec. 31, 2016	$ 1,000,000	$ 1,548,000,000	$ (6,000,000)	$ 1,523,000,000	$ 3,066,000,000	$ 0	$ 3,066,000,000